Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Grants	$ 2,186	$ 4,398	$ 1,365
Research and development incentives	19,502	13,970	10,257
Payroll tax rebates	8,576	12,621	9,095
Change in fair value on non-current financial assets	4,256	11,152	2,951
Total other operating income	$ 34,520	$ 42,141	$ 23,668